Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	7 Months Ended
	Sep. 20, 2019	Jun. 30, 2019	Jul. 31, 2019	Dec. 31, 2019
Amazonas energia [member]
Disclosure of trade and other receivables [line items]
Receivables				$ 108
Trade receivables [member]
Disclosure of trade and other receivables [line items]
Measured at fair value through profit and loss				$ 357
Trade receivables [member] | Petrobras [member]
Disclosure of trade and other receivables [line items]
Receivables transferred to assets held for sale		$ 229
DAA 2014 [member] | Petrobras [member]
Disclosure of trade and other receivables [line items]
Financial settlement.	$ 2,251
Discount recognised as finance costs	$ 128
Debt assumption agreement [member] | Petrobras [member]
Disclosure of trade and other receivables [line items]
Litigation settlement amount set out to third parties			$ 766